EATON VANCE MULTI-CAP GROWTH FUND
Supplement to
Prospectus dated January 1, 2010

EATON VANCE TAX-MANAGED MULTI-CAP
GROWTH FUND
Supplement to
Prospectus dated March 1, 2010

Effective January 1, 2011, each Fund’s primary benchmark
is changed to the Russell 3000 Growth Index.

December 14, 2010